INVESTMENTS (Details Narrative)	Oct. 27, 2021 USD ($) shares	Mar. 10, 2021 CAD ($) shares
Disclosure of detailed information about investment property [abstract]
Number of shares purchased	50,000	1,428,571
Number of shares purchased, value	$ 100,000	$ 500,000